Summary of Significant Accounting Policies (Details) ¥ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2014 ¥ / shares shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Nov. 30, 2014 / shares
Summary of Significant Accounting Policies (Details) [Line Items]
Insurance premium receivables		¥ 4,646		¥ 3,823
guarantee and entrustment deposits		91,306		71,520
Short term investments		1,612,351		1,554,060		$ 231,600
Intangible assets net		¥ 8,898
Estimated useful lives		10 years	10 years
Amortization of acquired intangible assets		¥ 942	$ 135	15,946	¥ 33,177
Intangible assets Current		¥ 942		15,946
Estimated amortization. description		The estimated amortization expenses for the next five years are: RMB322 in 2020 and nil in years after 2020.	The estimated amortization expenses for the next five years are: RMB322 in 2020 and nil in years after 2020.
Share-based compensation expenses		¥ 393	$ 56
Cancellation of policies, adjustments		the cancellation of policies were 0.2%, 0.1% and 0.1% of the total commission and fee revenues during years ended December 31, 2017, 2018 and 2019, respectively.	the cancellation of policies were 0.2%, 0.1% and 0.1% of the total commission and fee revenues during years ended December 31, 2017, 2018 and 2019, respectively.
Initial cost of the equity investments		¥ 23,166
Other receivables		58,124
Balances of contract assets		131,063		84,907
Sales taxes, amount		21,916		21,508	25,239
Total value-added taxes, paid		197,067		179,317	157,607
Cash and cash equivalents, foreign currency risk		¥ 220,895		216,457
Foreign currency exchange rate, description		Translations of amounts from RMB into USD are solely for the convenience of the readers in the United States and were calculated at the rate of US$1.00 = RMB6.9618	Translations of amounts from RMB into USD are solely for the convenience of the readers in the United States and were calculated at the rate of US$1.00 = RMB6.9618
Advertising costs		¥ 44,387		¥ 34,663	¥ 35,741
Right-of-use asset		181,576
Lease liability		¥ 181,457
Employee Companies [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Loan bears interest rate, per annum		3.00%				3.00%
Loan termination, term		2 years	2 years
Subscription receivables related, description				the principal in the amount of RMB260,492 and interests in the amount of RMB29,224 had been settled of while RMB49,438 of principal and RMB5,557 of interest were offset by the Company’s dividend distributions. As of December 31, 2018, the principal and interest of the loans have been fully collected.
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Estimated useful lives		9 years 4 months 24 days	9 years 4 months 24 days
Share Purchase Agreement One [Member] | Employee Companies [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Converted ordinary shares (in Shares) | shares	100,000,000
Shares issued, price per share | ¥ / shares	¥ 0.27
Share Purchase Agreement Two [Member] | Employee Companies [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Converted ordinary shares (in Shares) | shares	50,000,000
Shares issued, price per share | / shares							0.29
Finite-Lived Intangible Assets [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Amortization of acquired intangible assets		¥ 8,576		¥ 7,634
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating lease term		2 years				2 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Operating lease term		7 years				7 years